Equipment Financings (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Capital Lease Obligations [Abstract]
Schedule of Remaining Future Minimum Lease Payments for Financed Equipment Obligations

The following schedule sets forth the remaining future minimum lease payments outstanding under financed equipment arrangements, as well as corresponding remaining sales tax and maintenance obligation payments that are expensed as incurred and due within each respective year ending December 31, as well as the present value of the total amount of the remaining minimum lease payments, as of September 30, 2018:

		Maintenance
	Minimum	and Sales Tax
	Lease	Obligation
	Payments	Payments
2018 (remaining three months)	$154,538	$30,237
2019	613,448	88,599
2020	464,152	67,752
2021	303,228	53,252
2022	262,974	53,493
Thereafter	262,952	40,641
Total payments	2,061,292	333,974
Less amount representing interest	(473,166)	—
Present value of payments	$1,588,126	$333,974

The following schedule sets forth the remaining future minimum lease payments outstanding under financed equipment arrangements, as well as corresponding remaining sales tax and maintenance obligation payments that are expensed and accrued as incurred and due within each respective year ending December 31, as well as the present value of the total amount of the remaining minimum lease payments as of December 31, 2017:

		Maintenance
	Minimum	and Sales Tax
	Lease	Obligation
	Payments	Payments
2018	$438,737	$63,602
2019	460,166	67,394
2020	406,868	55,205
2021	302,229	44,281
2022	268,018	38,479
Thereafter	253,951	39,881

Total payments	2,129,969	308,842
Less amount representing interest	570,914	—

Present value of payments	$1,559,055	$308,842